Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties

Note 33      Related parties

Controlling interest

The main shareholders of GeoPark Limited as of December 31, 2025, based on Schedules 13D, 13G and 13F filed with the SEC, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	8,817,251	17.05%
Parex Resources Inc. (b)	6,085,086	11.77%
Fourth Sail Capital LP (c)	3,232,585	6.25%
Socoservin Overseas SPF S.à.r.l. (d)	2,889,315	5.59%
Renaissance Technologies LLC (e)	2,730,853	5.28%
Other shareholders	27,952,108	54.06%
	51,707,198	100.00%
(a)	Held by James F. Park directly and indirectly through GoodRock, LLC and Spark Resources LLC, which are controlled by Mr. Park.
(b)	The information set forth above and listed in the table is based solely on the disclosure set forth in Parex Resources Inc.’s most recent Schedule 13D filed with the SEC on February 23, 2026.
(c)	The information set forth above and listed in the table is based solely on the disclosure set forth in Fourth Sail’s most recent Schedule 13G filed with the SEC on February 24, 2026.
(d)	The information set forth above and listed in the table is based solely on the disclosure set forth in Socoservin Overseas’ most recent Schedule 13G filed with the SEC on May 7, 2025.
(e)	The information set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13F filed with the SEC on February 12, 2026.

Balances outstanding and transactions with related parties

	Balances
	at year
Account (Amounts in US$´000)	end	Related Party	Relationship
2025
To be recovered from co-venturers	14,610	Joint Operations	Joint Operations
To be paid to co-venturers	(708)	Joint Operations	Joint Operations
2024
To be recovered from co-venturers	9,740	Joint Operations	Joint Operations
To be paid to co-venturers	(1,829)	Joint Operations	Joint Operations
2023
To be recovered from co-venturers	8,630	Joint Operations	Joint Operations
To be paid to co-venturers	(522)	Joint Operations	Joint Operations

Balances with joint operation partners arise in the normal course of business under Joint Operating Agreements and are settled in accordance with standard cash call procedures. These balances are primarily related to capital expenditures and operating costs incurred by GeoPark as operator or non-operator, and are recoverable from or payable to co-venturers based on their respective working interests. As of December 31, 2025, balances with joint operation partners include amounts from Verano Energy Ltd., a subsidiary of Parex Resources Inc. (see ‘Controlling Interest’ above).

There have been no other transactions with the Board of Directors, Executive officers, significant shareholders or other related parties during the year besides the intercompany transactions which have been eliminated in the Consolidated Financial Statements, the normal remuneration of Board of Directors and other benefits informed in Note 10.